Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income	$ 3,491,305	$ 5,044,670	$ 2,539,076
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	10,778	13,288	17,865
Amortization of right of use assets	53,799
Change in operating assets and liabilities:
Receivables from customers	(1,092,804)
Receivables from broker-dealers and clearing organizations	193,103	2,429,830	(1,183,953)
Securities owned, at fair value	(812,063)	(347,112)	(133,657)
Other assets	(143,229)	35,826	4,300
Payable to customers	(6,636)	(2,872,467)	(1,930,352)
Payables to customers – related party	78,006
Accrued expenses and other liabilities	13,830	(40,655)	(7,640)
Income tax recoverable and payable	(149,579)	70,388	(243,988)
Lease liabilities	(51,589)
Net cash provided by/(used in) operating activities	1,584,921	4,333,768	(938,349)
Cash flows from investing activities:
Purchases of fixed assets	(413,890)	(16,278)
Net cash used in investing activities	(413,890)	(16,278)
Cash flows from financing activities:
Payment of dividends		(5,202,494)
Amount due from a related party		2,876,244	(581,954)
Net cash used in financing activities		(2,326,250)	(581,954)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,171,031	1,991,240	(1,520,303)
Cash, cash equivalents and restricted cash, beginning of year	6,835,476	4,864,497	6,309,936
Effect of exchange rates on cash, cash equivalents and restricted cash	(49,748)	(20,261)	74,864
Cash, cash equivalents and restricted cash, end of year	7,956,759	6,835,476	4,864,497
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	6,199,213	4,858,052	3,640,353
Restricted cash	1,757,546	1,977,424	1,224,144
Total cash, cash equivalents, and restricted cash	7,956,759	6,835,476	4,864,497
Non-cash operating, investing and financing activities
Dividends made through reduction in amount due from a related party			191,897
Right of use assets obtained in exchange for operating lease obligations	298,178
Supplemental disclosures of cash flow information:
Cash paid for interest		7,710	2,164
Cash paid for taxes, net of refunds	$ 103,324		$ 304,207